Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2020
($ reported in thousands)
	Par Value	Value
U.S. Government Security—0.2%
U.S. Treasury Bond 2.875%, 5/15/49	$ 200	$266
Total U.S. Government Security (Identified Cost $282)		266

Municipal Bonds—1.3%
California—0.7%
State of California, Build America Bond Taxable 7.500%, 4/1/34	570	953
Illinois—0.6%
State of Illinois, Build America Bond Taxable 6.900%, 3/1/35	700	821
Total Municipal Bonds (Identified Cost $1,463)		1,774

Foreign Government Securities—24.8%
Bolivarian Republic of Venezuela RegS 7.650%, 4/21/25(1)(2)	1,380	97
China Government International Bond RegS 3.250%, 10/19/23(2)	525	568
Dominican Republic
144A 5.950%, 1/25/27(3)	180	193
144A 6.000%, 7/19/28(3)	420	452
144A 6.850%, 1/27/45(3)	1,080	1,147
Federative Republic of Brazil
3.875%, 6/12/30	370	379
4.750%, 1/14/50	365	366
Kingdom of Jordan 144A 5.750%, 1/31/27(3)	1,285	1,321
Kingdom of Morocco 144A 5.500%, 12/11/42(3)	590	755
	Par Value	Value

Foreign Government Securities—continued
Kingdom of Saudi Arabia
144A 3.625%, 3/4/28(3)	$1,330	$1,474
144A 3.250%, 10/22/30(3)	865	937
144A 4.500%, 10/26/46(3)	780	943
Republic of Angola 144A 8.250%, 5/9/28(3)	450	382
Republic of Argentine 5.875%, 1/11/28(1)	2,060	914
Republic of Colombia
3.125%, 4/15/31	200	208
4.125%, 5/15/51	470	502
Republic of Ecuador 144A 8.875%, 10/23/27(3)(4)	835	432
Republic of Egypt
144A 7.600%, 3/1/29(3)	1,115	1,169
144A 8.500%, 1/31/47(3)	715	733
144A 8.875%, 5/29/50(3)	200	208
Republic of Ghana
144A 7.625%, 5/16/29(3)	200	191
144A 8.125%, 3/26/32(3)	665	630
Republic of Indonesia
2.850%, 2/14/30	515	543
4.200%, 10/15/50	1,020	1,204
144A 4.350%, 1/8/27(3)	935	1,074
Republic of Ivory Coast 144A 6.125%, 6/15/33(3)	525	529
Republic of Kenya 144A 8.000%, 5/22/32(3)	510	523
Republic of Nigeria 144A 7.875%, 2/16/32(3)	995	1,005
Republic of Panama
4.300%, 4/29/53	435	548
3.870%, 7/23/60	850	1,007
See Notes to Schedule of Investments

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2020
($ reported in thousands)
	Par Value	Value

Foreign Government Securities—continued
Republic of Philippines 3.700%, 3/1/41	$565	$652
Republic of South Africa
4.300%, 10/12/28	325	312
5.650%, 9/27/47	955	855
Republic of Turkey
6.250%, 9/26/22	390	395
4.875%, 10/9/26	1,830	1,681
7.625%, 4/26/29	1,105	1,150
5.250%, 3/13/30	375	338
4.875%, 4/16/43	935	725
Republic of Uruguay 5.100%, 6/18/50	975	1,343
Russian Federation
RegS 4.375%, 3/21/29(2)	800	919
RegS 5.250%, 6/23/47(2)	200	272
State of Israel 2.750%, 7/3/30	480	528
State of Qatar
144A 3.750%, 4/16/30(3)	450	524
144A 4.400%, 4/16/50(3)	365	474
Ukraine
144A 7.750%, 9/1/25(3)	395	416
144A 7.375%, 9/25/32(3)	805	815
144A 7.253%, 3/15/33(3)	485	484
United Mexican States
4.500%, 1/31/50	1,775	1,939
Series M 6.500%, 6/9/22	9,038MXN	427
Total Foreign Government Securities (Identified Cost $35,427)		34,683
	Par Value	Value

Mortgage-Backed Securities—10.4%
Non-Agency—10.4%
American Homes 4 Rent Trust 2014-SFR2, C 144A 4.705%, 10/17/36(3)	$770	$836
Arroyo Mortgage Trust 2019-1, A1 144A 3.805%, 1/25/49(3)(5)	278	285
Bayview Opportunity Master Fund IVa Trust
2016-SPL1, B1 144A 4.250%, 4/28/55(3)	540	563
2017-SPL5, B1 144A 4.000%, 6/28/57(3)(5)	130	136
Bayview Opportunity Master Fund IVb Trust 2016-SPL2, B1 144A 4.250%, 6/28/53(3)(5)	385	402
BX Trust 2019-OC11, D 144A 4.075%, 12/9/41(3)(5)	515	490
CF Hippolyta LLC 2020-1, A1 144A 1.690%, 7/15/60(3)	380	386
CIT Home Equity Loan Trust 2003-1, A5 5.480%, 7/20/34(5)	166	167
Citigroup Commercial Mortgage Trust 2019-SST2, A (1 month LIBOR + 0.920%) 144A 1.082%, 12/15/36(3)(5)	585	574
Citigroup Mortgage Loan Trust, Inc. 2019-RP1, A1 144A 3.500%, 1/25/66(3)(5)	489	520
See Notes to Schedule of Investments

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2020
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
CoreVest American Finance Trust 2018-2, A 144A 4.026%, 11/15/52(3)	$284	$306
Ellington Financial Mortgage Trust 2019-2, A3 144A 3.046%, 11/25/59(3)(5)	169	170
Galton Funding Mortgage Trust 2018-2, A41 144A 4.500%, 10/25/58(3)(5)	113	115
GCAT LLC 2019-NQM1, A1 144A 2.985%, 2/25/59(3)(5)	184	186
Homeward Opportunities Fund I Trust
2018-2, A1 144A 3.985%, 11/25/58(3)(5)	123	127
2019-1, A1 144A 3.454%, 1/25/59(3)(5)	232	235
JPMorgan Chase Mortgage Trust
2014-5, B2 144A 2.952%, 10/25/29(3)(5)	168	166
2016-SH1, M2 144A 3.750%, 4/25/45(3)(5)	161	162
2016-SH2, M2 144A 3.750%, 12/25/45(3)(5)	372	380
LHOME Mortgage Trust 2019-RTL1, A1 144A 4.580%, 10/25/23(3)(5)	620	626
MetLife Securitization Trust 2019-1A, A1A 144A 3.750%, 4/25/58(3)(5)	391	418
New Residential Mortgage Loan Trust 2016-4A, B1A 144A 4.500%, 11/25/56(3)(5)	490	542
	Par Value	Value

Non-Agency—continued
OBX Trust 2019-INV1, A3 144A 4.500%, 11/25/48(3)(5)	$320	$333
Preston Ridge Partners Mortgage Trust LLC 2019-1A, A1 144A 4.500%, 1/25/24(3)(5)	654	659
Pretium Mortgage Credit Partners I LLC 2019-NPL3, A1 144A 3.105%, 7/27/59(3)(5)	191	190
Progress Residential Trust 2018-SFR2, B 144A 3.841%, 8/17/35(3)	530	541
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(3)(5)	379	391
RCO V Mortgage LLC 2019-1, A1 144A 3.721%, 5/24/24(3)(5)	340	342
Starwood Mortgage Residential Trust 2019-IMC1, A1 144A 3.468%, 2/25/49(3)(5)	307	315
Towd Point Mortgage Trust
2017-1, M1 144A 3.750%, 10/25/56(3)(5)	265	287
2017-6, A2 144A 3.000%, 10/25/57(3)(5)	260	273
2018-6, A2 144A 3.750%, 3/25/58(3)(5)	215	236
2018-SJ1, A1 144A 4.000%, 10/25/58(3)(5)	102	104
2015-2, 1M1 144A 3.250%, 11/25/60(3)(5)	615	645
TVC Mortgage Trust 2020-RTL1, M 144A 5.193%, 9/25/24(3)(5)	500	438
See Notes to Schedule of Investments

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2020
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
UBS Commercial Mortgage Trust 2012-C1, D 144A 5.755%, 5/10/45(3)(5)	$415	$300
VCAT LLC 2020-NPL1, A1 144A 3.671%, 8/25/50(3)(5)	385	385
Vericrest Opportunity Loan Trust 2019-NPL2, A1 144A 3.967%, 2/25/49(3)(5)	268	268
Verus Securitization Trust
2018-2, B1 144A 4.426%, 6/1/58(3)(5)	520	533
2018-3, A1 144A 4.108%, 10/25/58(3)(5)	235	240
2019-INV1, A1 144A 3.402%, 12/25/59(3)(5)	350	359
		14,631

Total Mortgage-Backed Securities (Identified Cost $14,451)		14,631

Asset-Backed Securities—12.7%
Automobiles—7.7%
ACC Trust
2018-1, B 144A 4.820%, 5/20/21(3)	14	14
2019-1, B 144A 4.470%, 10/20/22(3)	515	516
Carvana Auto Receivables Trust 2019-1A, E 144A 5.640%, 1/15/26(3)	510	527
Exeter Automobile Receivables Trust 2018-4A, D 144A 4.350%, 9/16/24(3)	540	566
FHF Trust 2020-1A, A 144A 2.590%, 12/15/23(3)	901	903
	Par Value	Value

Automobiles—continued
First Investors Auto Owner Trust 2018-1A, D 144A 4.110%, 6/17/24(3)	$565	$584
Flagship Credit Auto Trust 2016-3, D 144A 3.890%, 11/15/22(3)	785	801
GLS Auto Receivables Issuer Trust
2019-4A, C 144A 3.060%, 8/15/25(3)	495	504
2020-3A, D 144A 2.270%, 5/15/26(3)	480	480
2020-3A, E 144A 4.310%, 7/15/27(3)	550	550
GLS Auto Receivables Trust
2017-1A, C 144A 3.500%, 7/15/22(3)	646	650
2018-3A, C 144A 4.180%, 7/15/24(3)	845	877
Hertz Vehicle Financing II LP 2018-1A, A 144A 3.290%, 2/25/24(3)	467	467
OneMain Direct Auto Receivables Trust 2018-1A, C 144A 3.850%, 10/14/25(3)	520	533
Prestige Auto Receivables Trust 2019-1A, D 144A 3.010%, 8/15/25(3)	525	537
Skopos Auto Receivables Trust 2018-1A, B 144A 3.930%, 5/16/22(3)	37	37
Tricolor Auto Securitization Trust 2018-2A, B 144A 4.760%, 2/15/22(3)	388	389
See Notes to Schedule of Investments

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2020
($ reported in thousands)
	Par Value	Value

Automobiles—continued
United Auto Credit Securitization Trust 2019-1, E 144A 4.290%, 8/12/24(3)	$520	$525
Veros Automobile Receivables Trust
2018-1, B 144A 4.050%, 2/15/24(3)	348	349
2020-1, B 144A 2.190%, 6/16/25(3)	515	514
Westlake Automobile Receivables Trust 2018-2A, D 144A 4.000%, 1/16/24(3)	381	389
		10,712

Other—5.0%
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(3)	310	311
2020-AA, D 144A 7.150%, 7/17/46(3)	400	404
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(3)	480	493
Business Jet Securities LLC 2019-1, A 144A 4.212%, 7/15/34(3)	239	239
Diamond Resorts Owner Trust 2017-1A, A 144A 3.270%, 10/22/29(3)	178	179
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(3)	515	548
Mariner Finance Issuance Trust
2018-AA, A 144A 4.200%, 11/20/30(3)	230	232
	Par Value	Value

Other—continued
2020-AA, A 144A 2.190%, 8/21/34(3)	$480	$481
North Mill Equipment Finance Funding LLC 2019-A, C 144A 3.300%, 8/17/26(3)	415	426
Oasis Securitisation Srl 2020-2A, A 144A 4.262%, 5/15/32(3)	416	417
Octane Receivables Trust 2019-1A, A 144A 3.160%, 9/20/23(3)	308	307
Oportun Funding VIII LLC 2018-A, A 144A 3.610%, 3/8/24(3)	605	611
Planet Fitness Master Issuer LLC 2018-1A, A2II 144A 4.666%, 9/5/48(3)	531	531
Regional Management Issuance Trust 2018-2, A 144A 4.560%, 1/18/28(3)	525	532
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(3)	339	346
Upgrade Master Pass-Through-Trust 2019-ST1, A 144A 4.000%, 7/15/25(3)	354	353
Upstart Securitization Trust 2019-1, B 144A 4.190%, 4/20/26(3)	376	377
Westgate Resorts LLC 2020-1A, A 144A 2.713%, 3/20/34(3)	245	250
		7,037

Total Asset-Backed Securities (Identified Cost $17,410)		17,749

See Notes to Schedule of Investments

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2020
($ reported in thousands)
	Par Value	Value

Corporate Bonds and Notes—68.0%
Communication Services—6.5%
Altice France Holding S.A. 144A 6.000%, 2/15/28(3)	$400	$400
Altice France S.A. 144A 7.375%, 5/1/26(3)	200	212
ANGI Group LLC 144A 3.875%, 8/15/28(3)	290	294
Baidu, Inc. 3.425%, 4/7/30	705	784
Cable Onda S.A. 144A 4.500%, 1/30/30(3)	725	777
Cincinnati Bell, Inc. 144A 7.000%, 7/15/24(3)	575	594
Clear Channel Worldwide Holdings, Inc.
9.250%, 2/15/24	151	148
144A 5.125%, 8/15/27(3)	175	177
Consolidated Communications, Inc. 6.500%, 10/1/22	455	445
DISH DBS Corp.
5.875%, 7/15/22	260	274
7.750%, 7/1/26	170	195
Frontier Communications Corp. 144A 8.500%, 4/1/26(3)	175	177
Grupo Televisa SAB 4.625%, 1/30/26	525	588
iHeartCommunications, Inc. 8.375%, 5/1/27	278	279
IHS Netherlands Holdco B.V. 144A 8.000%, 9/18/27(3)	400	420
Level 3 Financing, Inc. 144A 3.625%, 1/15/29(3)	510	511
	Par Value	Value

Communication Services—continued
McGraw-Hill Global Education Holdings LLC Senior Unsecured Notes 144A 7.875%, 5/15/24(3)	$425	$251
Meredith Corp. 6.875%, 2/1/26	315	274
Northwest Fiber LLC 144A 10.750%, 6/1/28(3)	180	200
Sprint Spectrum Co. LLC 144A 5.152%, 3/20/28(3)	485	570
Telesat Canada 144A 6.500%, 10/15/27(3)	535	550
Tencent Holdings Ltd. 144A 3.975%, 4/11/29(3)	730	840
TripAdvisor, Inc. 144A 7.000%, 7/15/25(3)	165	174
		9,134

Consumer Discretionary—4.3%
American Axle & Manufacturing, Inc. 6.500%, 4/1/27	215	221
American Builders & Contractors Supply Co., Inc. 144A 4.000%, 1/15/28(3)	455	469
Block Financial LLC 3.875%, 8/15/30	540	548
Carnival Corp. 144A 11.500%, 4/1/23(3)	75	84
Clarios Global LP 144A 8.500%, 5/15/27(3)	355	377
Cooper-Standard Automotive, Inc. 144A 13.000%, 6/1/24(3)	275	291
See Notes to Schedule of Investments

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2020
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—continued
Downstream Development Authority of the Quapaw Tribe of Oklahoma 144A 10.500%, 2/15/23(3)	$140	$127
Ford Motor Co. 9.000%, 4/22/25	362	424
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(3)	495	416
General Motors Co. 6.800%, 10/1/27	330	403
Lear Corp. 3.800%, 9/15/27	390	418
M/I Homes, Inc. 4.950%, 2/1/28	540	560
MGM Growth Properties Operating Partnership LP
4.500%, 1/15/28	100	103
144A 4.625%, 6/15/25(3)	70	74
Michaels Stores, Inc. 144A 8.000%, 7/15/27(3)	215	217
Neiman Marcus Group Ltd. LLC 144A 8.000%, 10/25/24(1)(3)	299	16
QVC, Inc. 4.750%, 2/15/27	275	293
Royal Caribbean Cruises Ltd. 144A 9.125%, 6/15/23(3)	65	68
Scientific Games International, Inc. 144A 8.250%, 3/15/26(3)	135	139
Vista Outdoor, Inc. 5.875%, 10/1/23	530	539
Wynn Macau Ltd. 144A 5.625%, 8/26/28(3)	300	301
		6,088

	Par Value	Value

Consumer Staples—1.1%
Albertsons Cos., Inc. 144A 4.625%, 1/15/27(3)	$515	$544
Altria Group, Inc. 4.800%, 2/14/29	552	660
Kronos Acquisition Holdings, Inc. 144A 9.000%, 8/15/23(3)	390	396
		1,600

Energy—15.2%
Afren plc
144A 10.250%, 4/8/19(1)(3)(6)	635	—(7)
144A 6.625%, 12/9/20(1)(3)(6)	732	—(7)
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(3)	490	363
Antero Midstream Partners LP 144A 5.750%, 1/15/28(3)	375	332
Apache Corp. 4.625%, 11/15/25	60	61
BP Capital Markets plc 4.875% (8)(9)	470	513
Callon Petroleum Co. 6.125%, 10/1/24	218	71
Cheniere Energy Partners LP 5.625%, 10/1/26	200	210
Citgo Holding, Inc. 144A 9.250%, 8/1/24(3)	270	267
Citgo Petroleum Corp. 144A 7.000%, 6/15/25(3)	95	95
Concho Resources, Inc. 2.400%, 2/15/31	590	577
CrownRock LP 144A 5.625%, 10/15/25(3)	530	525
DCP Midstream Operating LP
5.375%, 7/15/25	120	129
5.625%, 7/15/27	15	16
See Notes to Schedule of Investments

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2020
($ reported in thousands)
	Par Value	Value

Energy—continued
Denbury Resources, Inc. 144A 9.250%, 3/31/22(1)(3)	$224	$112
EQM Midstream Partners LP
144A 6.000%, 7/1/25(3)	105	111
144A 6.500%, 7/1/27(3)	115	126
Fermaca Enterprises S de RL de CV 144A 6.375%, 3/30/38(3)	1,207	1,291
Geopark Ltd. 144A 6.500%, 9/21/24(3)	305	295
KazMunayGas National Co., JSC
144A 4.750%, 4/19/27(3)	1,310	1,478
144A 5.750%, 4/19/47(3)	640	800
Kinder Morgan, Inc. 7.750%, 1/15/32	570	818
Lukoil International Finance BV 144A 4.563%, 4/24/23(3)	400	427
MEG Energy Corp. 144A 7.125%, 2/1/27(3)	310	297
Mesquite Energy, Inc. 144A 7.250%, 2/15/23(3)	135	1
Nabors Industries, Inc. 5.750%, 2/1/25	220	63
Occidental Petroleum Corp.
2.700%, 8/15/22	100	98
5.875%, 9/1/25	195	196
3.500%, 8/15/29	180	155
6.625%, 9/1/30	195	200
Odebrecht Oil & Gas Finance Ltd. 144A 0.000% (3)(9)	154	—(7)
Parsley Energy LLC 144A 4.125%, 2/15/28(3)	210	203
Pertamina Persero PT
144A 6.450%, 5/30/44(3)	820	1,082
	Par Value	Value

Energy—continued
RegS 6.450%, 5/30/44(2)	$815	$1,076
Petrobras Global Finance B.V.
5.600%, 1/3/31	1,245	1,333
6.900%, 3/19/49	580	669
Petroleos de Venezuela S.A. 6.000%, 5/16/24(1)	1,820	46
Petroleos Mexicanos
6.875%, 8/4/26	710	725
6.500%, 6/2/41	295	246
6.375%, 1/23/45	1,515	1,244
6.350%, 2/12/48	450	363
144A 5.950%, 1/28/31(3)	725	655
Petronas Capital Ltd. 144A 3.500%, 4/21/30(3)	555	629
Plains All American Pipeline LP 3.800%, 9/15/30	460	463
Sinopec Group Overseas Development 2018 Ltd. 144A 4.250%, 9/12/28(3)	1,000	1,168
Transocean, Inc. 144A 8.000%, 2/1/27(3)	20	6
Transportadora de Gas del Peru SA 144A 4.250%, 4/30/28(3)	1,350	1,503
USA Compression Partners LP 6.875%, 4/1/26	220	227
		21,265

Financials—14.9%
Acrisure LLC
144A 8.125%, 2/15/24(3)	205	216
144A 7.000%, 11/15/25(3)	620	629
Allstate Corp. (The) Series B 5.750%, 8/15/53(8)	606	649
See Notes to Schedule of Investments

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2020
($ reported in thousands)
	Par Value	Value

Financials—continued
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(3)	$755	$854
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 5.125%, 1/18/33(3)	700	672
Banco de Bogota S.A. 144A 6.250%, 5/12/26(3)	560	604
Banco de Credito e Inversiones S.A. 144A 3.500%, 10/12/27(3)	990	1,074
Banco Internacional del Peru SAA Interbank 144A 6.625%, 3/19/29(3)	1,085	1,202
Banco Nacional de Comercio Exterior SNC 144A 4.375%, 10/14/25(3)	510	542
Banco Santander Chile 144A 3.875%, 9/20/22(3)	900	949
Bancolombia S.A. 4.625%, 12/18/29	300	290
Bank of Montreal 3.803%, 12/15/32	1,064	1,179
Brighthouse Financial, Inc.
3.700%, 6/22/27	196	206
5.625%, 5/15/30	357	415
Brightsphere Investment Group, Inc. 4.800%, 7/27/26	675	706
Citadel LP 144A 4.875%, 1/15/27(3)	415	443
Discover Bank 4.682%, 8/9/28	630	659
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(3)	925	930
Fairfax Financial Holdings Ltd. 4.850%, 4/17/28	550	609
	Par Value	Value

Financials—continued
ICAHN Enterprises LP 6.250%, 5/15/26	$480	$512
Industrial & Commercial Bank of China Ltd. 3.538%, 11/8/27	925	1,028
Intercorp Peru Ltd. 144A 3.875%, 8/15/29(3)	730	714
Jefferies Group LLC 4.850%, 1/15/27	180	204
MDGH-GMTN B.V. 144A 4.500%, 11/7/28(3)	750	903
Mizuho Financial Group, Inc. 2.721%, 7/16/23	1,000	1,037
NMI Holdings, Inc. 144A 7.375%, 6/1/25(3)	155	167
OneMain Finance Corp.
7.125%, 3/15/26	290	333
5.375%, 11/15/29	40	43
Santander Holdings USA, Inc. 4.400%, 7/13/27	660	736
Synchrony Financial 3.950%, 12/1/27	450	474
Synovus Financial Corp. 5.900%, 2/7/29	350	361
Toronto-Dominion Bank (The) 3.625%, 9/15/31	1,135	1,291
Ukreximbank Via Biz Finance plc 144A 9.625%, 4/27/22(3)	290	297
		20,928

Health Care—2.7%
Advanz Pharma Corp., Ltd. 8.000%, 9/6/24	103	101
Avantor Funding, Inc. 144A 4.625%, 7/15/28(3)	30	32
Avantor, Inc. 144A 6.000%, 10/1/24(3)	260	272
See Notes to Schedule of Investments

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2020
($ reported in thousands)
	Par Value	Value

Health Care—continued
Bausch Health Americas, Inc.
144A 9.250%, 4/1/26(3)	$155	$172
144A 8.500%, 1/31/27(3)	165	182
Bausch Health Cos., Inc. 144A 7.000%, 1/15/28(3)	355	378
Ortho-Clinical Diagnostics, Inc.
144A 7.375%, 6/1/25(3)	185	192
144A 7.250%, 2/1/28(3)	115	119
Perrigo Finance Unlimited Co. 4.375%, 3/15/26	445	500
Royalty Pharma plc 144A 3.550%, 9/2/50(3)	258	247
Select Medical Corp. 144A 6.250%, 8/15/26(3)	270	290
Surgery Center Holdings, Inc.
144A 6.750%, 7/1/25(3)	175	172
144A 10.000%, 4/15/27(3)	230	249
Tenet Healthcare Corp.
8.125%, 4/1/22	140	151
7.000%, 8/1/25	200	207
144A 7.500%, 4/1/25(3)	30	33
Teva Pharmaceutical Finance Netherlands III BV 3.150%, 10/1/26	455	419
		3,716

Industrials—8.6%
Alfa SAB de CV 144A 5.250%, 3/25/24(3)	910	985
	Par Value	Value

Industrials—continued
American Airlines, Inc. 144A 11.750%, 7/15/25(3)	$505	$485
Aviation Capital Group LLC 144A 5.500%, 12/15/24(3)	500	514
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(3)	631	581
Beacon Roofing Supply, Inc. 144A 4.875%, 11/1/25(3)	310	307
Boeing Co. (The)
3.750%, 2/1/50	315	282
5.930%, 5/1/60	160	195
Bombardier, Inc.
144A 8.750%, 12/1/21(3)	280	267
144A 7.500%, 3/15/25(3)	210	154
CoStar Group, Inc. 144A 2.800%, 7/15/30(3)	481	506
Doric Nimrod Air Finance Alpha Pass-Through Trust 2012-1, A 144A 5.125%, 11/30/22(3)	347	312
DP World plc 144A 6.850%, 7/2/37(3)	1,250	1,596
Fortress Transportation and Infrastructure Investors LLC 144A 9.750%, 8/1/27(3)	50	53
GFL Environmental, Inc. 144A 7.000%, 6/1/26(3)	297	312
Hillenbrand, Inc. 4.500%, 9/15/26	520	558
Howmet Aerospace, Inc. 6.875%, 5/1/25	190	217
JSL Europe S.A. 144A 7.750%, 7/26/24(3)	675	699
See Notes to Schedule of Investments

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2020
($ reported in thousands)
	Par Value	Value

Industrials—continued
Norwegian Air Shuttle ASA Pass-Through Trust 2016-1, A 144A 4.875%, 5/10/28(3)	$667	$590
Oshkosh Corp.
4.600%, 5/15/28	497	565
3.100%, 3/1/30	79	83
Pike Corp. 144A 5.500%, 9/1/28(3)	95	95
Signature Aviation US Holdings, Inc. 144A 4.000%, 3/1/28(3)	510	499
Stanley Black & Decker, Inc. 4.000%, 3/15/60(8)	460	483
Transnet SOC Ltd. 144A 4.000%, 7/26/22(3)	1,000	994
Uber Technologies, Inc. 144A 7.500%, 5/15/25(3)	435	457
WESCO Distribution, Inc. 144A 7.250%, 6/15/28(3)	225	251
		12,040

Information Technology—3.2%
Alibaba Group Holding Ltd. 3.400%, 12/6/27	520	588
Banff Merger Sub, Inc. 144A 9.750%, 9/1/26(3)	245	261
Broadcom, Inc. 4.150%, 11/15/30	470	529
Citrix Systems, Inc. 3.300%, 3/1/30	730	777
Dell International LLC 144A 8.100%, 7/15/36(3)	255	339
HP, Inc. 3.400%, 6/17/30	500	540
Juniper Networks, Inc. 3.750%, 8/15/29	350	398
	Par Value	Value

Information Technology—continued
Microchip Technology, Inc. 144A 4.250%, 9/1/25(3)	$480	$500
NCR Corp. 144A 5.250%, 10/1/30(3)	50	51
VMware, Inc. 3.900%, 8/21/27	452	502
Xerox Holdings Corp. 144A 5.500%, 8/15/28(3)	40	41
		4,526

Materials—6.2%
ARD Finance S.A. PIK Interest Capitalization 144A 6.500%, 6/30/27(3)(10)	515	528
BHP Billiton Finance USA Ltd. 144A 6.750%, 10/19/75(3)(8)	435	520
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(3)	290	296
Equate Petrochemical BV 144A 4.250%, 11/3/26(3)	790	845
GTL Trade Finance, Inc. 144A 5.893%, 4/29/24(3)	386	425
Hecla Mining Co. 7.250%, 2/15/28	430	474
Inversiones CMPC S.A. 144A 3.850%, 1/13/30(3)	1,035	1,119
Kaiser Aluminum Corp. 144A 6.500%, 5/1/25(3)	50	53
Kraton Polymers LLC 144A 7.000%, 4/15/25(3)	533	550
OCP SA 144A 5.625%, 4/25/24(3)	1,500	1,629
See Notes to Schedule of Investments

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2020
($ reported in thousands)
	Par Value	Value

Materials—continued
Syngenta Finance N.V. 144A 4.441%, 4/24/23(3)	$355	$374
Teck Resources Ltd. 6.125%, 10/1/35	550	649
Trident TPI Holdings, Inc.
144A 9.250%, 8/1/24(3)	200	215
144A 6.625%, 11/1/25(3)	345	341
United States Steel Corp.
6.250%, 3/15/26	485	324
144A 12.000%, 6/1/25(3)	275	291
		8,633

Real Estate—2.6%
EPR Properties 4.750%, 12/15/26	260	251
GLP Capital LP
5.250%, 6/1/25	410	443
5.750%, 6/1/28	96	109
5.300%, 1/15/29	137	151
Iron Mountain, Inc. 144A 5.250%, 7/15/30(3)	480	509
MPT Operating Partnership LP 5.000%, 10/15/27	270	286
Office Properties Income Trust 4.500%, 2/1/25	690	706
Service Properties Trust 4.500%, 3/15/25	745	697
Uniti Group LP
8.250%, 10/15/23	270	267
144A 7.875%, 2/15/25(3)	180	190
		3,609

	Par Value	Value

Utilities—2.7%
CMS Energy Corp. 4.750%, 6/1/50	$460	$499
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(3)	390	366
Ferrellgas Partners LP 8.625%, 6/15/20(1)	125	33
National Fuel Gas Co. 5.500%, 1/15/26	385	421
Perusahaan Listrik Negara PT 144A 4.125%, 5/15/27(3)	950	1,042
Talen Energy Supply LLC
144A 7.250%, 5/15/27(3)	115	118
144A 6.625%, 1/15/28(3)	415	416
TerraForm Power Operating LLC 144A 5.000%, 1/31/28(3)	285	317
Vistra Operations Co. LLC 144A 3.700%, 1/30/27(3)	540	567
		3,779

Total Corporate Bonds and Notes (Identified Cost $93,430)		95,318

Leveraged Loans(5)—13.2%
Aerospace—0.5%
AI Convoy (Luxembourg) S.a.r.l. Tranche B (6 month LIBOR + 3.500%) 4.650%, 1/18/27	309	301
See Notes to Schedule of Investments

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2020
($ reported in thousands)
	Par Value	Value

Aerospace—continued
DynCorp International, Inc. Tranche B, First Lien (1 month LIBOR + 6.000%) 7.000%, 8/18/25	$226	$224
Mileage Plus Holdings, Inc. (3 month LIBOR + 5.250%) 6.250%, 6/20/27	190	192
		717

Chemicals—0.4%
HB Fuller Co. Tranche B (1 month LIBOR + 2.000%) 2.158%, 10/21/24	323	314
Innophos Holdings, Inc. (1 month LIBOR + 3.750%) 3.906%, 2/4/27	254	251
		565

Consumer Non-Durables—1.0%
American Greetings Corp. (1 month LIBOR + 4.500%) 5.500%, 4/6/24	258	248
Diamond (BC) B.V.
(1 month LIBOR + 3.000%) 3.260%, 9/6/24	523	493
(3 month LIBOR + 5.000%) 6.000%, 9/6/24	105	103
Kronos Acquisition Holdings, Inc. Tranche B-3 (1 month LIBOR + 4.000%) 5.000%, 5/15/23	233	231
	Par Value	Value

Consumer Non-Durables—continued
Parfums Holding Co., Inc. First Lien (3 month LIBOR + 4.000%) 4.256%, 6/30/24	$303	$296
		1,371

Energy—0.5%
California Resources Corp. 2016 (1 month LIBOR + 10.375%) 11.375%, 12/31/21(1)	360	8
Citgo Petroleum Corp. 2019, Tranche B (3 month LIBOR + 5.000%) 6.000%, 3/27/24	302	286
Fieldwood Energy LLC First Lien (3 month LIBOR + 5.250%) 6.250%, 4/11/22(4)	480	115
Traverse Midstream Partners LLC (1 month LIBOR + 4.000%) 5.000%, 9/27/24	349	319
		728

Financial—1.0%
Asurion LLC Tranche B-2, Second Lien (1 month LIBOR + 6.500%) 6.656%, 8/4/25	389	389
See Notes to Schedule of Investments

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2020
($ reported in thousands)
	Par Value	Value

Financial—continued
Blackhawk Network Holdings, Inc. First Lien (1 month LIBOR + 3.000%) 3.156%, 6/16/25	$292	$275
Deerfield Dakota Holding LLC First Lien (1 month LIBOR + 3.750%) 4.750%, 4/9/27	215	214
iStar, Inc. Tranche B (1 month LIBOR + 2.750%) 2.904%, 6/28/23	464	453
		1,331

Food / Tobacco—0.8%
Chobani LLC Tranche B (1 month LIBOR + 3.500%) 4.500%, 10/10/23	249	247
H-Food Holdings LLC (1 month LIBOR + 3.688%) 3.844%, 5/23/25	413	401
Milk Specialties Co. (1 month LIBOR + 4.000%) 5.000%, 8/16/23	210	202
Shearer’s Foods LLC Second Lien (1 month LIBOR + 6.750%) 7.750%, 6/30/22	310	308
		1,158

Gaming / Leisure—1.3%
Carnival Corp. (1 month LIBOR + 7.500%) 8.500%, 6/30/25	75	73
Everi Payments, Inc.
(3 month LIBOR + 10.500%) 11.500%, 5/9/24	25	26
	Par Value	Value

Gaming / Leisure—continued
Tranche B (3 month LIBOR + 2.750%) 3.822%, 5/9/24	$326	$314
Gateway Casinos & Entertainment Ltd. PIK Interest Capitalization (3 month LIBOR + 6.500%) 7.500%, 12/1/23(11)	149	131
Landry’s Finance Acquisition Co. 2020 (3 month LIBOR + 12.000%) 13.000%, 10/6/23	30	34
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 3.750%, 4/29/24	339	294
Pug LLC Tranche B (1 month LIBOR + 3.500%) 3.656%, 2/12/27	408	345
Scientific Games International, Inc. Tranche B-5 (1 month LIBOR + 2.750%) 3.472%, 8/14/24	225	210
Stars Group Holdings B.V. (3 month LIBOR + 3.500%) 3.808%, 7/10/25	44	44
UFC Holdings LLC Tranche B (3 month LIBOR + 3.250%) 4.250%, 4/29/26	291	287
		1,758

Healthcare—2.0%
AHP Health Partners, Inc. (3 month LIBOR + 4.500%) 5.500%, 6/30/25	333	334
See Notes to Schedule of Investments

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2020
($ reported in thousands)
	Par Value	Value

Healthcare—continued
Bausch Health Cos., Inc. (1 month LIBOR + 2.750%) 2.933%, 11/27/25	$144	$141
CHG Healthcare Services, Inc. (1 month LIBOR + 3.000%) 4.072%, 6/7/23	428	421
Envision Healthcare Corp. (1 month LIBOR + 3.750%) 3.906%, 10/10/25	188	135
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 3.750%) 3.906%, 11/17/25	470	460
Milano Acquisition Corp. (3 month LIBOR + 4.000%) 0.000%, 8/17/27(12)	390	387
One Call Corp. First Lien (3 month LIBOR + 5.250%) 6.250%, 11/27/22	361	314
Phoenix Guarantor, Inc. Tranche B-1 (1 month LIBOR + 3.250%) 3.412%, 3/5/26	329	323
Surgery Center Holdings, Inc. 2020 (1 month LIBOR + 8.000%) 9.000%, 9/30/24	40	40
Viant Medical Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 3.906%, 7/2/25	239	213
		2,768

	Par Value	Value

Information Technology—1.1%
Applied Systems, Inc. Second Lien (3 month LIBOR + 7.000%) 8.000%, 9/19/25	$222	$225
Boxer Parent Co., Inc. (1 month LIBOR + 4.250%) 4.406%, 10/2/25	200	196
Epicor Software Corp. Tranche B (1 month LIBOR + 4.250%) 5.250%, 7/30/27	75	75
Redstone Holdco 2 LP (3 month LIBOR + 5.000%) 0.000%, 9/1/27(12)	165	165
SS&C Technologies, Inc.
Tranche B-3 (1 month LIBOR + 1.750%) 1.906%, 4/16/25	130	126
Tranche B-4 (1 month LIBOR + 1.750%) 1.906%, 4/16/25	92	89
Tranche B-5 (1 month LIBOR + 1.750%) 1.906%, 4/16/25	88	86
Ultimate Software Group, Inc. (The)
2020 (3 month LIBOR + 4.000%) 4.750%, 5/4/26	390	389
Second Lien (3 month LIBOR + 6.750%) 7.500%, 5/3/27	10	10
Vertafore, Inc. First Lien (1 month LIBOR + 3.250%) 3.406%, 7/2/25	220	220
		1,581

See Notes to Schedule of Investments

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2020
($ reported in thousands)
	Par Value	Value

Manufacturing—0.4%
CPI Acquisition, Inc. First Lien (3 month LIBOR + 4.500%) 5.500%, 8/17/22	$270	$234
U.S. Farathane LLC Tranche B-4 (3 month LIBOR + 3.500%) 4.500%, 12/23/21	316	257
		491

Media / Telecom - Broadcasting—0.1%
Nexstar Broadcasting, Inc. Tranche B-4 (1 month LIBOR + 2.750%) 2.906%, 9/18/26	158	155
Media / Telecom - Cable/Wireless Video—0.1%
Intelsat Jackson Holdings S.A. Tranche B-5 (6 month LIBOR + 8.00%) 8.625%, 1/2/24(4)	202	204
Media / Telecom - Telecommunications—0.5%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.250%) 2.406%, 3/15/27	109	106
Consolidated Communications, Inc. 2016 (1 month LIBOR + 3.000%) 4.000%, 10/5/23	195	189
	Par Value	Value

Media / Telecom - Telecommunications—continued
Frontier Communications Corp. Tranche B-1 (3 month LIBOR + 3.750%) 5.352%, 6/17/24	$165	$166
Northwest Fiber LLC Tranche B, First Lien (1 month LIBOR + 5.500%) 5.656%, 4/30/27	70	70
Numericable U.S. LLC Tranche B-12 (1 month LIBOR + 3.688%) 4.438%, 1/31/26	179	176
		707

Media / Telecom - Wireless Communications—0.4%
CommScope, Inc. (1 month LIBOR + 3.250%) 3.406%, 4/4/26	184	179
T-Mobile USA, Inc. (1 month LIBOR + 3.000%) 3.156%, 4/1/27	365	366
		545

Retail—0.2%
Leslie’s Poolmart, Inc. Tranche B-2 (1 month LIBOR + 3.500%) 3.656%, 8/16/23	275	269
See Notes to Schedule of Investments

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2020
($ reported in thousands)
	Par Value	Value

Retail—continued
Neiman Marcus Group Ltd. LLC (3 month PRIME + 7.000%) 10.250%, 10/25/23(1)	$259	$42
		311

Service—1.4%
Dun & Bradstreet Corp. (The) Tranche B (1 month LIBOR + 3.750%) 3.920%, 2/6/26	469	467
Hoya Midco LLC First Lien (3 month LIBOR + 3.500%) 4.572%, 6/30/24	313	258
PetVet Care Centers LLC 2020 (3 month LIBOR + 4.250%) 0.000%, 2/14/25(12)	105	105
Pi US Mergerco, Inc. Tranche B-1 (3 month LIBOR + 3.500%) 4.500%, 1/3/25	497	470
Sedgwick Claims Management Services, Inc. 2019 (1 month LIBOR + 4.000%) 4.156%, 9/3/26	481	474
TKC Holdings, Inc. First Lien (2 month LIBOR + 3.750%) 4.750%, 2/1/23	264	247
		2,021

Transportation - Automotive—0.8%
Cooper-Standard Automotive, Inc. Tranche B-1 (1 month LIBOR + 2.000%) 2.750%, 11/2/23	356	300
	Par Value	Value

Transportation - Automotive—continued
First Brands Group LLC Tranche B-3, First Lien (2 month LIBOR + 7.500%) 8.500%, 2/2/24	$140	$137
Navistar, Inc. Tranche B (1 month LIBOR + 3.500%) 3.660%, 11/6/24	478	465
Panther BF Aggregator 2 LP First Lien (1 month LIBOR + 3.500%) 3.659%, 4/30/26	198	194
		1,096

Utility—0.7%
APLP Holdings LP 2020, Tranche B (1 month LIBOR + 2.500%) 3.500%, 4/14/25	313	308
Brookfield WEC Holdings, Inc. (1 month LIBOR + 3.000%) 3.750%, 8/1/25	404	397
Calpine Corp. 2019 (1 month LIBOR + 2.250%) 2.410%, 4/5/26	312	304
		1,009

Total Leveraged Loans (Identified Cost $19,741)		18,516
Shares
Preferred Stocks—3.4%
Financials—2.9%
Discover Financial Services Series D, 6.125%(8)	190(13)	205
See Notes to Schedule of Investments

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2020
($ reported in thousands)
	Shares	Value
Financials—continued
Fifth Third Bancorp Series L, 4.500%(8)	480(13)	$492
Huntington Bancshares, Inc. Series E, 5.700%	253(13)	241
KeyCorp Series D, 5.000%(14)	985(13)	1,007
MetLife, Inc. Series D, 5.875%	313(13)	346
Truist Financial Corp. Series Q, 5.100%(8)	465(13)	510
Zions Bancorp NA, 6.950%	47,150	1,312
		4,113

Industrials—0.5%
General Electric Co. Series D, 5.000%	788(13)	614
Total Preferred Stocks (Identified Cost $4,632)		4,727

Common Stocks—0.0%
Communication Services—0.0%
Clear Channel Outdoor Holdings, Inc.(15)	6,403	8
Energy—0.0%
Frontera Energy Corp.	7,526	16
Hercules Offshore, Inc.(6)	10,017	8
		24

Total Common Stocks (Identified Cost $755)		32

Exchange-Traded Funds(16)—1.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	5,355	726
SPDR Bloomberg Barclays High Yield Bond Fund ETF	6,551	693
Total Exchange-Traded Funds (Identified Cost $1,358)		1,419
	Shares	Value

Warrant—0.0%
	Communication Services—0.0%
iHeartMedia, Inc.(6)(15)	2,723	$20
	Total Warrant (Identified Cost $47)	20

	Total Long-Term Investments—135.0% (Identified Cost $188,996)	189,135

	TOTAL INVESTMENTS—135.0% (Identified Cost $188,996)	$189,135(17)
	Other assets and liabilities, net—(35.0)%	(49,055)
	NET ASSETS—100.0%	$140,080
Abbreviations:
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment-in-Kind Security
SPDR	S&P Depositary Receipt

Footnote Legend:
(1)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(2)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2020, these securities amounted to a value of $104,550 or 74.6% of net assets.
(4)	Security in default, interest payments are being received during the bankruptcy proceedings.
See Notes to Schedule of Investments

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2020
($ reported in thousands)
(5)	Variable rate security. Rate disclosed is as of August 31, 2020. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(6)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(7)	Amount is less than $500.
(8)	Interest payments may be deferred.
(9)	No contractual maturity date.
(10)	47% of the income received was in cash and 53% was in PIK.
(11)	85% of the income received was in cash and 15% was in PIK.
(12)	This loan will settle after August 31, 2020, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(13)	Value shown as par value.
(14)	Interest may be forfeited.
(15)	Non-income producing.
(16)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(17)	All or a portion of the portfolio segregated as collateral for borrowings.
Foreign Currencies:
MXN	Mexican Peso

Country Weightings†
United States	54%
Mexico	5
Canada	4
Netherlands	3
Indonesia	3
Turkey	2
Saudi Arabia	2
Other	27
Total	100%
† % of total investments as of August 31, 2020.
See Notes to Schedule of Investments

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2020
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of August 31, 2020, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at August 31, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$17,749	$—	$17,749	$—
Corporate Bonds and Notes	95,318	—	95,318	—
Foreign Government Securities	34,683	—	34,683	—
Leveraged Loans	18,516	—	18,516	—
Mortgage-Backed Securities	14,631	—	14,631	—
Municipal Bonds	1,774	—	1,774	—
U.S. Government Security	266	—	266	—
Equity Securities:
Preferred Stocks	4,727	1,312	3,415	—
Common Stocks	32	24	—	8
Warrant	20	—	—	20
Exchange-Traded Funds	1,419	1,419	—	—
Total Investments	$189,135	$2,755	$186,352	$28
Security held by the Fund with an end of period value of $353 was transferred from Level 3 to Level 2 due to an increase in trading activities during the period.
Securities held by the Fund with an end of period value of $20 were transferred from Level 2 to Level 3 due to a decrease in trading activities during the period.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
See Notes to Schedule of Investments

GLOBAL MULTI-SECTOR INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2020
Note 1. Significant Accounting Policies
A.	Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into and out of Level 3 at the end of the reporting period.
    •    Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
    •    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
    •    Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do

GLOBAL MULTI-SECTOR INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2020
not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.